Earnings per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended
	Jan. 31, 2025	Oct. 31, 2024	Jan. 31, 2024
Basic earnings per share
Net income attributable to equity shareholders	$ 2,163	$ 1,874	$ 1,716
Less: Preferred share dividends and distributions on other equity instruments	88	72	67
Net income attributable to common shareholders	$ 2,075	$ 1,802	$ 1,649
Weighted-average common shares outstanding	942,039	944,283	931,775
Basic earnings per share	$ 2.2	$ 1.91	$ 1.77
Diluted earnings per share
Net income attributable to common shareholders	$ 2,075	$ 1,802	$ 1,649
Weighted-average common shares outstanding	942,039	944,283	931,775
Add: Stock options potentially exercisable	5,306	4,326	555
Weighted-average diluted common shares outstanding	947,345	948,609	932,330
Diluted earnings per share	$ 2.19	$ 1.9	$ 1.77